Putnam
Dividend
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Dividend Income Fund enjoyed a successful first half to its 2000 fiscal year. During the six months ended December 31, 1999, the fund's portfolio of preferred stocks performed well, maintaining stability of principal while providing an attractive level of current income, 100% of which qualifies for DRD (dividends-received-deduction) status for federal income tax purposes.

Bond prices fell during the period, as the Federal Reserve Board raised interest rates by 25 basis points in August and again in November. Meanwhile, a narrow band of high-tech stocks caused the stock market averages to finish 1999 near their peaks for the year. Although preferred stocks are technically equity securities, they tend to perform in line with the bond market, which generally provided negative returns in 1999. Because your fund's mix of preferred stocks was less volatile, the corporations for which this fund was designed benefited from relatively stable prices and will be able to take advantage of the tax deduction on the dividends they received during the tax year.

Total return for 6 months ended 12/31/99

                 NAV                         Market price
--------------------------------------------------------------------
                0.60%                          -2.39%
--------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.


* PORTFOLIO UNDERGOES FEW CHANGES

Perpetual preferreds (which offer a fixed return with no maturity date) continue to account for more than three quarters of the fund's total assets. Adjustable-rate preferreds (ARPs) and sinking-fund preferreds (sinkers) accounted for most of the rest of the fund's investments. Of these instruments, perpetuals are the most sensitive to changes in interest rates because they have the longest duration. Sinkers are next in terms of sensitivity because they generally have a five-year call protected period, after which the issuer can buy back (or sink) portions of the issue over a predetermined time frame. ARPs offer the most price stability because the rate they pay is adjusted as interest rates change. However, in the low-rate environment of the past several years, most issuers opted for low, fixed-rate methods of financing. As a result, ARPs that meet your fund's quality standards are hard to find.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

El Paso Tennessee Pipeline Co.
Series A, $4.125 cumulative preferred
Oil and gas

Merrill Lynch & Co., Inc.
Series A, $2.25 dep. cumulative preferred
Financial services

Duke Power Co.
Series W, $7.00 cumulative preferred
Electric utilities

General Motors Corp.
Series G, $2.28 preferred
Automobiles

Baltimore Gas & Electric Co.
Series 95, $6.99 cumulative preferred
Combined utilities

Chase Manhattan Corp.
Series L, $4.50 cumulative ARP
Banks

Citigroup, Inc.
Series R, $3.182 preferred
Financial services

Peco Energy
$7.48 cumulative preferred
Electric utilities

Lehman Brothers Holding, Inc.
$5.00 convertible preferred
Financial services

Alabama Power Co.
$1.30 cumulative preferred
Electric utilities

Footnote reads:
These holdings represent 34.9% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


Reflecting on these facts, fund manager Jeanne Mockard made relatively few portfolio changes during the past six months. In fact, she describes the majority of portfolio holdings in the current market as "coveted pieces" -- coveted by virtue of the underlying financial strength of many issuers and their high rates. The fund's industry focus remains on utilities largely because so many of these companies are benefiting from deregulation, which, in turn, is allowing them to securitize old debt and generate cash for future growth. Jeanne is confident that the issues in the portfolio combine the financial strength needed to secure payment obligations on preferreds and other debt instruments with equity appeal for conservative investors.

Jeanne also pays close attention to the staggering of call dates. Trades that occurred during the past six months include Fleet Financial Group perpetual preferreds with a $9.35 coupon, which were sold in advance of the December call date. The fund's IBM perpetual preferreds with a $7.00 coupon were sold on strength in advance of a 2001 call date. Purchases during the period included a new issue from SLM Holding (formerly Sallie
Mae) -- perpetuals with a $3.49 coupon. This issue is typical of what Jeanne is looking for because it provides diversification while offering good value and high quality.



[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                               12/31/99              6/30/99

Perpetual
preferreds                      82.8%                 82.2%

Adjustable-rate
preferreds                       8.8%                  8.9%

Sinking-fund
preferreds                       4.7%                  4.5%

Convertible
preferreds                       2.6%                  2.6%

Short-term
investments                      1.3%                  1.1%

Footnote reads:
*Based on net assets of 12/31/99 and 6/30/99. Holdings will vary over time.


* OUTLOOK UNCHANGED UNTIL FED SEES MODERATING GROWTH

Looking ahead, Jeanne expects the yield curve to remain relatively flat with the differential in yield between 2-year Treasury notes and 30-year Treasury bonds ranging between 15 and 25 basis points. She believes it is possible that the Fed will raise interest rates in March, which would extend the current climate for bonds at least through the second half of the fund's fiscal year. Any future increases will depend on whether the Fed sees more concrete evidence of a moderation in growth and becomes satisfied that a benign inflation outlook is secure going forward.

Over the long term, Putnam's macroeconomic research team's forecast calls for slowing growth trend and a contained inflation rate. In such a scenario, the excitement exhibited by prices of many high-tech growth stocks may gradually give way to a more conservative environment. Such a trend will be favorable to the bond market as well as to fund shareholders.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Dividend Income Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Dividend Income Fund is designed for investors seeking a high level of current income eligible for the dividends-received deduction, consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 12/31/99

                                       Merrill Lynch
                           Market   Perpetual Preferred    Consumer
                    NAV    price          Index           price index
------------------------------------------------------------------------
6 months           0.60%   -2.39%         -5.84%             1.56%
------------------------------------------------------------------------
1 year             0.82    -9.03          -4.43              2.80
------------------------------------------------------------------------
5 years           56.87    51.98          45.13             12.76
Annual average     9.42     8.73           7.74              2.43
------------------------------------------------------------------------
10 years         140.83    90.10         116.61             33.86
Annual average     9.19     6.63           8.04              2.96
------------------------------------------------------------------------
Life of fund
(since 9/28/89)  151.74    92.02         126.65             35.04
Annual average     9.42     6.57           8.31              2.97
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

---------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------------
Number                                6
---------------------------------------------------------------------------
Income                             $0.336
---------------------------------------------------------------------------
Capital gains1                        --
---------------------------------------------------------------------------
 Total                             $0.336
---------------------------------------------------------------------------
Share value (common shares)     NAV      Market price
---------------------------------------------------------------------------
6/30/99                        $11.23       $9.688
---------------------------------------------------------------------------
12/31/99                        10.96        9.125
---------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------
Current dividend rate2           6.13%       7.36%
---------------------------------------------------------------------------
Taxable equivalent3              8.44       10.13
---------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

3 Assumes a corporation taxed at the 35% federal tax rate and that 100% of the fund's distributions qualify for the 70% corporate dividends-received deduction for corporations. Investment income may also be subject to the federal alternative minimum tax.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

Merrill Lynch Perpetual Preferred Index is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The securities that make up the fund's portfolio do not match those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
December 31, 1999 (Unaudited)

PREFERRED STOCKS (96.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automobiles (5.3%)
--------------------------------------------------------------------------------------------------------------------------
             67,600  Ford Motor Co. Ser. B, $2.063 dep. shs. cum. preferred (pfd)                           $    1,909,700
            159,178  General Motors Corp. Ser. G, $2.28 pfd.                                                     4,417,190
                                                                                                            --------------
                                                                                                                 6,326,890

Banks (6.4%)
--------------------------------------------------------------------------------------------------------------------------
             45,600  Bankers Trust New York Corp. Ser. Q, $1.269 cum.
                       Adjustable Rate Preferred (ARP) (CUS)                                                     1,071,600
              9,800  Bankers Trust New York Corp. Ser. R, $1.269 cum. pfd. (CUS)                                   230,300
             40,000  Chase Manhattan Corp. Ser. L, $4.50 cum. ARP                                                3,770,000
             62,300  Chase Manhattan Corp. Ser. C, $2.71 cum. pfd.                                               1,705,463
             16,500  Wells Fargo Co. Ser. B, $6.954 cum. pfd. ARP                                                  779,625
                                                                                                            --------------
                                                                                                                 7,556,988

Broadcasting (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             26,000  Newscorp Overseas Corp. Ser. A, $2.156 cum. pfd.                                              624,000

Chemicals (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             14,250  du Pont (E.I.) de Nemours & Co., Ltd. Ser. B, $4.50 cum. pfd.                               1,022,438
              6,800  du Pont (E.I.) de Nemours & Co., Ltd. Ser. A, $3.50 cum. pfd.                                 474,300
              7,500  Praxair, Inc. Ser. B, $6.75 cum. pfd.                                                         790,313
                                                                                                            --------------
                                                                                                                 2,287,051

Combined Utilities (18.6%)
--------------------------------------------------------------------------------------------------------------------------
             23,900  Baltimore Gas & Electric Co. Ser. 93, $7.125 cum. pfd.                                      2,539,375
             40,000  Baltimore Gas & Electric Co. Ser. 95, $6.99 cum. pfd.                                       4,300,000
             20,000  Florida Power & Light Co. Ser. S, $6.98 cum. pfd.                                           2,125,000
             13,823  Florida Power & Light Co. Ser. U, $6.75 cum. pfd.                                           1,465,238
              3,000  Monongahela Power Co. Ser. L, $7.73 cum. pfd.                                                 327,000
             72,700  Pacific Gas & Electric Co. Ser. U, $1.76 cum. pfd.                                          1,926,550
             30,000  Pacific Gas & Electric Co. $1.643 cum. pfd.                                                   768,750
             12,500  Pacificorp $7.70 cum. pfd.                                                                  1,301,563
             16,000  Pacificorp sinking-fund, $7.48 cum. pfd.                                                    1,752,000
              6,750  Public Service Electric & Gas Co. $6.92 cum. pfd.                                             712,125
             26,250  Rochester Gas and Electric Ser. V, $6.60 pfd.                                               2,720,150
             14,000  San Diego Gas & Electric Co. $1.763 cum. pfd.                                                 350,000
             67,000  San Diego Gas & Electric Co. $1.70 cum. pfd.                                                1,725,250
                                                                                                            --------------
                                                                                                                22,013,001

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Western Resources, Inc. $4.25 cum. pfd.                                                       420,000

Electric Utilities (28.0%)
--------------------------------------------------------------------------------------------------------------------------
            130,800  Alabama Power Co. $1.30 cum. pfd.                                                           2,828,550
              5,000  Atlantic City Electric Co. $7.80 pfd.                                                         527,500
             10,000  Baltimore Gas & Electric Co. Ser. 93, $6.70 pfd.                                            1,055,000
             46,386  Connecticut Light & Power sinking-fund, Ser. 92, $3.62 pfd.                                 2,110,563
             18,000  Duke Power Co. Ser. S, $7.85 cum. pfd.                                                      1,953,000
             50,825  Duke Power Co. Ser. W, $7.00 cum. pfd.                                                      5,438,275
              8,916  Entergy Gulf States, Inc. $7.56 cum. pfd.                                                     878,226
              2,900  Entergy Mississippi, Inc. $4.92 cum. pfd.                                                     261,000
              5,000  Indianapolis Power & Light $5.65 cum. pfd.                                                    487,500
              3,000  Kentucky Utilities Co. $6.53 cum. pfd.                                                        310,125
             15,200  Niagara Mohawk Power Corp. Ser. A, $1.625 cum. ARP                                            380,000
             20,000  Northern Indiana Public Services Ser. A, $3.00 cum. ARP                                       952,500
             29,150  Peco Energy $7.48 cum. pfd.                                                                 3,170,063
             15,000  Portland General Electric sinking-fund, $7.75 cum. pfd.                                     1,696,875
              6,000  Potomac Electric Power Co. Ser. 92, $1.70 pfd.                                                312,750
             10,000  South Carolina Electric & Gas Co. $6.52 cum. pfd.                                           1,046,250
             25,000  Southern California Edison Co. $6.05 cum. pfd.                                              2,453,125
             32,875  Southern California Edison Co. $1.20 cum. pfd.                                                719,141
             10,000  Texas Utilities Electric Co. $7.98 cum. pfd.                                                1,088,750
             10,000  Texas Utilities Electric Co. $6.375 cum. pfd.                                                 983,750
             75,580  Texas Utilities Electric Co. Ser. A, $1.875 pfd.                                            1,842,263
             25,000  Texas Utilities Electric Co. Ser. B, $1.805 pfd.                                              600,000
             20,000  Virginia Electric & Power Co. $6.98 cum. pfd.                                               2,130,000
                                                                                                            --------------
                                                                                                                33,225,206

Electronics and Electrical Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Avista Corp. Ser. K, $6.95 pfd.                                                               261,250

Financial Services (23.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,900  Bear Stearns Companies Inc. Ser. E, $3.075 cum. pfd.                                          916,988
             21,250  Bear Stearns Companies Inc. Ser. F, $2.86 cum. pfd.                                           865,938
             14,000  Bear Stearns Companies Inc. Ser. A, $2.75 cum. ARP                                            654,500
             37,200  Bear Stearns Companies Inc. Ser. G, $2.745 cum. pfd.                                        1,469,400
             69,000  Citigroup, Inc. Ser. R, $3.182 pfd.                                                         3,294,750
                820  Citigroup Inc. Ser. G, $3.11 pfd.                                                              38,335
              7,145  Citigroup, Inc. Ser. M, $2.93 cum. pfd.                                                       316,166
             25,000  Citigroup, Inc. Ser. K, $2.10 cum. pfd.                                                       646,875
             63,850  Household International, Inc. Ser. 92-A, $2.063 dep. shs. cum. pfd.                         1,644,138
             52,000  J.P. Morgan & Co. Inc. Ser. H, $3.313 dep. shs. cum. pfd.                                   2,704,000
              6,230  Lehman Brothers Holding, Inc. Ser. C, $2.97 pfd.                                              256,988
             43,000  Lehman Brothers Holding, Inc. Ser. D, $2.835 pfd.                                           1,730,750
             36,400  MBNA Corp. Ser. A, $1.875 cum. pfd.                                                           887,250
             11,000  MBNA Corp. Ser. B, $1.745 ARP                                                                 268,125
            188,639  Merrill Lynch & Co., Inc. Ser. A, $2.25 dep. shs. cum. pfd.                                 5,470,531
             45,000  Morgan Stanley $3.875 dep. shs. cum. pfd.                                                   2,283,750
             30,000  Morgan (J.P.) & Co., Inc. Ser. A, $5.00 cum. ARP                                            2,568,750
             30,000  SLM Holding Corp. $3.49 pfd.                                                                1,481,250
                                                                                                            --------------
                                                                                                                27,498,484

Gas Utilities (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             53,100  Boston Gas Ser. A, $1.61 pfd.                                                               1,407,150

Metals and Mining (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              8,450  Alcoa, Inc. $3.75 cum. pfd.                                                                   621,075

Oil and Gas (10.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Anadarko Petroleum Corp. $5.46 dep. shs. pfd.                                               1,630,000
             10,000  Apache Corp. Ser. B, $5.68 cum. pfd.                                                          846,250
              8,500  Devon Energy Corp. Ser. A, $6.49 pfd.                                                         833,000
            107,500  El Paso Tennessee Pipeline Co. Ser. A, $4.125 cum. pfd.                                     5,603,438
            111,000  LASMO PLC ADS Ser. A, $2.50 cum. pfd. (United Kingdom)                                      2,677,875
             16,500  Washington Natural Gas Ser. II, $1.862 cum. pfd.                                              422,813
                                                                                                            --------------
                                                                                                                12,013,376
                                                                                                            --------------
                     Total Preferred Stocks (cost $117,529,072)                                             $  114,254,471

CONVERTIBLE PREFERRED STOCKS (2.6%) (a) (cost $2,677,115)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            109,270  Lehman Brothers Holding, Inc. $5.00 cv. pfd.                                           $    3,059,560

SHORT-TERM INVESTMENTS (1.3%) (a) (cost $1,518,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $1,518,000  Interest in $624,736,000 joint repurchase agreement dated
                       December 31, 1999 with S.B.C. Warburg Inc. due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $1,518,348 for an
                       effective yield of 2.75%                                                             $    1,518,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $121,724,187) (b)                                              $  118,832,031
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $118,657,092.

  (b) The aggregate identified cost on a tax basis is $121,731,730, resulting in gross unrealized appreciation and depreciation of $2,431,833 and $5,331,532, respectively, or net unrealized depreciation of $2,899,699.

(CUS) This entity provides subcustodian services to the fund.

      ADS after the name of a foreign holding stands for American Depositary Shares representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $121,724,187) (Note 1)                                            $118,832,031
-----------------------------------------------------------------------------------------------
Cash                                                                                        212
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       712,697
-----------------------------------------------------------------------------------------------
Total assets                                                                        119,544,940

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   607,232
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            226,560
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               16,335
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            14,916
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,699
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   21,106
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       887,848
-----------------------------------------------------------------------------------------------
Net assets                                                                         $118,657,092

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital -- common shares (Unlimited shares authorized) (Note 1)            $122,206,532
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (529,564)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (127,720)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (2,892,156)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $118,657,092

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($118,657,092 divided by 10,824,907 shares)                    $10.96
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                            $4,120,096
-----------------------------------------------------------------------------------------------
Interest                                                                                 27,906
-----------------------------------------------------------------------------------------------
Total investment income                                                               4,148,002

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        455,613
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           66,735
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,760
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,351
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,028
-----------------------------------------------------------------------------------------------
Auditing                                                                                 13,522
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,527
-----------------------------------------------------------------------------------------------
Postage                                                                                     175
-----------------------------------------------------------------------------------------------
Other                                                                                    19,653
-----------------------------------------------------------------------------------------------
Total expenses                                                                          570,364
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                   (8)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            570,356
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,577,646
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (201,036)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (2,603,122)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (2,804,158)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $  773,488
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   3,577,646   $   7,205,078
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (201,036)        733,749
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (2,603,122)     (7,688,280)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    773,488         250,547

Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (3,636,955)     (7,373,033)
---------------------------------------------------------------------------------------------------------------
Issuance of common shares with reinvestment of distributions                                 --          42,436
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (2,863,467)     (7,080,050)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 121,520,559     128,600,609
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $529,564 and
$470,255, respectively)                                                            $118,657,092    $121,520,559
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Common shares outstanding at beginning of period                                     10,824,907      10,821,255
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions                               --           3,652
---------------------------------------------------------------------------------------------------------------
Common shares outstanding at end of period                                           10,824,907      10,824,907
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                    Year ended June 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of year (common shares)           $11.23           $11.88           $11.23           $10.54           $10.57       $10.84
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                .33              .67              .69             1.05              .80          .78
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.26)            (.64)             .68              .65              .03          .01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations     .07              .03             1.37             1.70              .83          .79
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
--------------------------------------------------------------------------------------------------------------------------------
To preferred shareholders             --               --             (.01)            (.23)            (.07)        (.01)
--------------------------------------------------------------------------------------------------------------------------------
To common shareholders              (.34)            (.68)            (.71)            (.78)            (.72)        (.78)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains
--------------------------------------------------------------------------------------------------------------------------------
To preferred shareholders             --               --               --               --               --         (.06)
--------------------------------------------------------------------------------------------------------------------------------
To common shareholders                --               --               --               --               --         (.24)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.34)            (.68)            (.72)           (1.01)            (.79)       (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Auction preferred
share offering cost                   --               --               --               --             (.07)          --
--------------------------------------------------------------------------------------------------------------------------------
Change in cumulative undeclared
dividends on auction preferred shares --               --               --               --               --          .03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year
(common shares)                   $10.96           $11.23           $11.88           $11.23           $10.54       $10.57
--------------------------------------------------------------------------------------------------------------------------------
Market value, end of year
(common shares)                   $9.125           $9.688          $10.625          $10.500           $8.875       $9.250
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at market value
(common shares) (%)(a)             (2.39)*          (2.70)            8.22            27.88             3.51         5.82
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(total fund) (in thousands)     $118,657         $121,521         $128,601         $181,757         $174,064     $114,357
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)         .48*             .95             1.02             1.51             1.23         1.07
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)        2.98*            5.76             5.77             7.57             6.88         7.39
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.55*           28.40            30.63            19.27            35.13        27.39
--------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

(c) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Dividend Income Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's objective is to seek high current income eligible for the dividends received deduction allowed to corporations under Section 243 of the Internal Revenue Code, consistent with preservation of capital by investing in a portfolio of preferred and common equity securities. The fund will invest at least 65% of its total assets in dividend-paying securities. Preferred stocks will be rated "investment grade" at the time of investment or, if not rated, will be of comparable quality as determined by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. The fund may also use leverage by issuing preferred shares in an effort to increase the income to the common shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the- counter -- the last reported bid price. Certain preferred stocks for which reliable market quotations are not readily available are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $8 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $632 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $8,560,076 and $7,784,594, respectively. There were no purchases and sales of U.S. government obligations.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


58385 056 2/00